SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (2,622,169)	$ (313,247)	$ (845,841)	$ 986,471	$ 1,115,260
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Net cash (used in) provided by operating activities	(1,213,756)	(1,112,695)	(2,935,176)	(1,416,618)	(1,181,659)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	131,720	(765,377)	(283,823)	614,673	(981,407)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	611,698	2,516,551	4,613,271	1,096,009	1,725,629
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	1,889,590	470,335	470,335	182,829	614,008
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period			1,889,590	470,335	182,829
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income			(812,836)	969,598
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries			812,836	(969,598)
Net cash (used in) provided by operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period